Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	80,000,000	80,000,000	80,000,000
Common stock, shares issued (in shares)	13,802,000	13,552,000	13,259,000
Common stock, shares outstanding (in shares)	13,802,000	13,542,000	13,249,000
Common stock held in treasury, at cost, shares (in shares)	10,000	10,000	10,000
Series 1 Preferred Stock [Member]
Preferred stock, shares issued (in shares)	200,000	200,000	200,000
Preferred stock, shares outstanding (in shares)	200,000	200,000	200,000
Preferred stock, liquidation preference	$ 1,012	$ 1,013	$ 1,213
Series 2 Preferred Stock [Member]
Preferred stock, shares issued (in shares)	420,000	460,000	460,000
Preferred stock, shares outstanding (in shares)	420,000	460,000	460,000
Preferred stock, liquidation preference	$ 1,154	$ 1,155	$ 1,385
Series 3 Preferred Stock [Member]
Preferred stock, shares issued (in shares)	266,000	289,000	289,000
Preferred stock, shares outstanding (in shares)	266,000	289,000	289,000
Preferred stock, liquidation preference	$ 583	$ 634	$ 760